Consolidated Statements of Income - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Interest income
Interest and fees on loans	$ 22,293,558	$ 21,717,394
Interest on debt securities
Taxable	511,339	441,808
Tax-exempt	1,283,021	1,113,250
Dividends	138,362	116,943
Interest on federal funds sold and overnight deposits	21,834	17,294
Total interest income	24,248,114	23,406,689
Interest expense
Interest on deposits	2,025,713	2,078,239
Interest on federal funds purchased and other borrowed funds	136,987	88,483
Interest on repurchase agreements	76,457	69,496
Interest on junior subordinated debentures	460,142	409,432
Total interest expense	2,699,299	2,645,650
Net interest income	21,548,815	20,761,039
Provision for loan losses	500,000	510,000
Net interest income after provision for loan losses	21,048,815	20,251,039
Non-interest income
Service fees	2,741,692	2,565,079
Income from sold loans	891,538	947,325
Other income from loans	839,269	738,454
Net realized gain on sale of securities available-for-sale	0	17,502
Other income	1,029,400	881,795
Total non-interest income	5,501,899	5,150,155
Non-interest expense
Salaries and wages	7,051,820	6,888,352
Employee benefits	2,838,726	2,576,772
Occupancy expenses, net	2,466,628	2,576,496
Other expenses	6,785,350	6,769,353
Total non-interest expense	19,142,524	18,810,973
Income before income taxes	7,408,190	6,590,221
Income tax expense	1,923,912	1,764,630
Net income	$ 5,484,278	$ 4,825,591
Earnings per common share	$ 1.07	$ 0.96
Weighted average number of common shares used in computing earnings per share	5,024,270	4,961,972
Dividends declared per common share	$ 0.64	$ 0.64